Document and Entity Information	Dec. 20, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2024
Document Effective Date	Dec. 20, 2024
Prospectus Date	Dec. 20, 2024
Tortoise Power and Energy Infrastructure Fund | Tortoise Power and Energy Infrastructure Fund
Prospectus:
Trading Symbol	TPZ